May 3, 2002



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

     Re: Transamerica Life Insurance and Annuity Company - Separate Account VA-8 Post-Effective Amendment No. 4 File Nos. 333-32664 and 811-09859


Commissioners:

On behalf of Transamerica Life Insurance and Annuity Company's Separate Account VA-8 ("Separate Account"), we are filing a certification pursuant to paragraph
(j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Prospectus and Statement of Additional Information ("SAI") for certain contracts offered by the Separate Account otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the form of Prospectus and SAI contained in the Form N-4 registration statement for the Separate Account (the "Registration Statement"), which was filed electronically with the Securities and Exchange Commission on April 26, 2002.

Sincerely,




Susan Vivino
Second Vice President
and Assistant Secretary